Acquisitions	12 Months Ended
Dec. 31, 2014
Acquisitions

Note 3. Acquisitions

2014 Acquisitions

Purchase of the business of Location Labs

On October 15, 2014, AVG Technologies USA Inc. (AVG USA) partially acquired WaveMarket, Inc., doing business as Location Labs, via a merger with a wholly owned subsidiary of AVG USA, resulting in the Company indirectly holding 99.899% of the ownership interest of the surviving entity, Location Labs Inc. The holders of Class B shares of WaveMarket, Inc. owned the remaining 0.101% interest in the surviving entity post-merger. The results of operations from the acquired business were included in the Company’s consolidated statements of comprehensive income from the date of acquisition. For the year ended December 31, 2014, the Company incurred acquisition-related transaction costs of $4,158, which were recorded in general and administrative expenses.

The total purchase price was $177,715 and the components of consideration included:

Cash consideration paid at closing of the merger	$116,221
Deferred purchase consideration(1)	14,650
Repayment of Location Labs external borrowings (current and non-current)	8,120
Location Labs transaction costs paid by AVG(2)	4,868
Contingent purchase consideration(3)	33,856

Total purchase consideration	$177,715

(1)	Per the terms of the agreement, $17,500 was transferred into an escrow account to be disbursed over 15 months subsequent to the closing date and serves as security for the indemnification obligations of the selling shareholders and cash settlement of awards cancelled in connection with the merger. At acquisition, the amount in escrow included $2,850 of unrecognized compensation expense for future services. Accordingly, consideration of $14,650 has recorded as deferred purchase consideration. As of December 31, 2014, $268 was recorded as accrued compensation expense and $2,582 remained recognized.
(2)	Per the terms of the merger agreement, the acquisition-related expenses incurred by Location Labs were paid by the Company.
(3)	Contingent consideration of up to $36,000 is expected to be paid to the selling shareholders in two instalments within 24 months subsequent to the closing date, subject to Location Labs achieving certain financial metrics. The fair value is based on the interest rate in effect upon closing of the merger, or 5.75%.

The fair value of acquired intangibles is determined at the acquisition date primarily using the income approach, which discounts expected future cash flows to present values. The discount rates used in the present value calculations are typically derived from a weighted-average cost of capital analysis and then adjusted to reflect the overall level of inherent risk. The fair values are as follows (in thousands):

Cash and cash equivalents	$10,384
Property and equipment	3,070
Identifiable intangible assets(4)	74,718
Other tangible assets acquired	8,425
Long-term liabilities, excluding Class B share redemption	(950)
Deferred taxes (net)	(22,894)
Other liabilities assumed	(3,181)

Total assets acquired and liabilities assumed	69,572
Class B share redemption(5)	(39,498)
Goodwill(6)	147,641

Total purchase consideration	$177,715

(4)	The estimated useful lives of the identifiable assets and fair values are follows:

	Estimated useful live	Fair value
	(in years)
Patents	14	$268
Trademarks	10	1,666
Customer relationships	7	64,629
Technology	3	7,256
Non-compete agreement	2	899

		$74,718

(5)

In July 2014, Location Labs authorized and issued 10,000 shares of Class B common stock to certain employees of Location Labs, of which 6,000 shares were designated as Class B-1 and 4,000 shares were designated as Class B-2. Class B-1 and B-2 shares have certain put and call redemption rights upon a change of control event, including the Company’s acquisition of Location Labs in October 2014. Class B-1 shares are puttable to the Company by the shareholders for a three month period commencing on the first anniversary of the change in control for a maximum nominal value of $25,200. If the put option remains unexercised, three months after the put right expires the B-1 shares can be called by the Company for a three month period at the same redemption value as the put right. Class B-2 shares are puttable to the Company by the shareholders for a six month period commencing on January 1, 2016 for a maximum nominal value of $16,800. If the put option remains unexercised, three months after the put right expires the B-2 shares can be called by the Company for a three month period at the same redemption value as the put right. The redemption value is based upon the assumed achievement of certain financial metrics of Location Labs in 2014 and 2015. All other rights between the Class B-1 and B-2 shares are consistent. As described in Note 21, this redeemable noncontrolling interest is classified outside of permanent equity.

(6)	Goodwill is calculated as the difference between the estimated fair value of the consideration transferred and the estimated fair values of the assets acquired, liabilities assumed and non-controlling interest in the acquiree. The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Location Labs software with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Pro forma effect of Location Labs acquisition

The following unaudited pro forma financial information presents the Company’s combined results with Location Labs as if the acquisition had occurred at the beginning of 2013. No effect has been given to cost reductions or synergies in this presentation. In management’s opinion, the unaudited pro forma combined net revenue and net income are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated at the beginning of 2013, nor are they necessarily indicative of the future results of the combined companies.

	Year ended December 31,
	2013	2014
Pro forma net revenue	$434,470	$401,376

Pro forma net income	$50,935	$6,347

The amounts of net revenue and net income of Location Labs included in the Company’s consolidated statement of comprehensive income from the acquisition date to December 31, 2014 were $9,404 and $577, respectively.

Employee share-based compensation costs recognized by Location Labs of $39,565 are included in the supplemental pro forma net income for the year ended December 31, 2014, which related to equity awards granted in anticipation of an acquisition and are non-recurring. There are no other material, non-recurring pro forma adjustments included in pro forma revenue and net income.

	Year ended December 31,
	2013	2014
Historical net income of Location Labs prior to merger	$3,610	$(46,019)
Eliminate historical amortization of capitalized software	2,712	3,614
Amortization on intangible assets acquired(1)	(12,287)	(9,727)
Acquisition related costs(2)	(9,026)	9,026

Net adjustment to operating income	(18,601)	2,913

Eliminate historical Location Labs interest expense (3)	1,010	752
Interest expense on the new credit facility(4)	(8,253)	(6,534)
Amortization of deferred debt issuance costs related to the new credit facility(5)	(589)	(466)

Net adjustment to Other income and expense, net	(7,832)	(6,248)

Net adjustment to income tax (provision) benefit	10,044	1,267

Net adjustment to Net income	$(12,779)	$(48,087)

(1)	For the purpose of the pro forma income statements, amortization has been calculated straight-line over the estimated useful lives of the intangible assets recognized on acquisition.
(2)	The supplemental pro forma net income for the year ended December 31, 2014 was adjusted to exclude costs of the merger incurred by the acquirer and acquiree of $9,026 and included in the supplemental pro forma net income for the year ended December 31, 2013.
(3)	In accordance with the acquisition agreement, the Company fully repaid the external borrowings of Location Labs. Had the acquisition been consummated at the beginning of 2013, the external borrowings would have been repaid at the beginning of the year and there would have been no interest expense.
(4)	The interest rates used for pro forma purposes are based on the rates to be in effect upon the closing of the merger. The interest rate on the terms loans under the new credit facility is 5.75% (based on an adjusted LIBOR rate plus a margin of 4.75% with a LIBOR floor of 1.00%).
(5)	Reflects amortization expense with respect to an assumed aggregate debt issuance costs of $3,528 under the new credit facility. This expense has been calculated using the effective interest rate method.

Purchase of the business of Norman Safeground AS

In a transaction to expand its security products portfolio, especially in the SMB market, on October 31, 2014, the Company acquired 100% of the outstanding shares of Norman Safeground AS (Norman). The results of operations from the acquired business were included in the Company’s consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Norman was not material to the Company’s financial results and was therefore not included. The Company incurred acquisition-related transaction costs of $436 which were recorded in general and administrative expenses.

The total purchase price of $16,909 consisted of cash consideration. The fair value of acquired intangibles is determined at the acquisition date, primarily using the income approach, which discounts expected future cash flows to present values. The discount rates used in the present value calculations are typically derived from a weighted-average cost of capital analysis and then adjusted to reflect the overall level of inherit risk. The fair values are as follows (in thousands):

Net assets, excluding intangible assets(1)	$(2,253)
Intangible assets(2)	7,262
Deferred tax liabilities, net	(1,025)
Goodwill(3)	12,925

Total purchase consideration	$16,909

(1)	Net assets included property and equipment of $142, and net deficit of $6,104. The cash acquired in the transaction totaled $3,709.
(2)	Intangible assets included software of $25, trademarks of $572, customer relationships $5,802, and technology $863, which are amortized over their estimated useful lives of 3 to 7 years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Norman technology with the Company’s existing solutions and is allocated to the Company’s SMB segment. Goodwill is not amortized and is not deductible for tax purposes.

Purchase of the business of Winco Capital Participações LTDA

In a transaction to consolidate its current presence in the Brazilian Consumer and SMB market, on October 15, 2014, the Company acquired 100% of the shares of Winco Capital Participações LTDA., and entered into an asset purchase agreement with certain parties to purchase certain assets of Winco Tecnologia e Sistemas LTDA and Winco Sistemas LTDA. Subsequently, the Company renamed Winco Capital Participações LTDA. to “AVG Distribuidora de Tecnologias do Brasil Ltda.” (AVG Brasil).

The results of operations from the acquired business were included in the Company’s consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for AVG Brasil was not material to the Company’s financial results and therefore has not been disclosed. For the year ended December 31, 2014, the Company incurred acquisition-related transaction costs of $246, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets(1)	$(47)
Intangible assets(2)	1,041
Goodwill(3)	2,211

Total purchase consideration	$3,205

(1)	Net assets included property and equipment of $33, and net deficit of $84. The cash acquired in the transaction totaled $4.
(2)	Intangible assets included a customer database of $70, a non-compete agreement of $524, and customer relationships of $447 which are being amortized over their estimated useful lives of 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Winco technology with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$1,332
Deferred purchase consideration(4)	1,873

$3,205

(4)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

2013 Acquisitions

Purchase of the business of Angle Labs

On January 28, 2013, AVG Netherlands B.V. and OpenInstall, Inc. acquired the assets and liabilities of Angle Labs, a mobile application developer based in the United States. The results of operations from the acquired Angle Labs business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Angle Labs is not material to the Company’s financial results and therefore is not included. The Company incurred acquisition-related transaction costs of $55 and nil for the years ended December 31, 2013 and 2014, respectively, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets	$50
Intangible assets(1)	3,170
Goodwill	—

Total purchase consideration	$3,220

(1)	Intangible assets included developed technology of $3,170, which is amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$2,865
Deferred purchase consideration(2)	355

$3,220

(2)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

At the time of acquisition the Company also entered into employment agreement with an employee of Angle Labs. The employment agreement included an incentive compensation arrangement for this employee for up to a maximum of $350 of payments contingent upon this employee providing continued service to the Company for twelve months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the year ended December 31, 2013, the Company recorded a compensation expense of $350, which was included in research and development expenses.

Purchase of the business of PrivacyChoice LLC

On May 14, 2013, AVG Netherlands B.V. acquired certain assets and liabilities from PrivacyChoice LLC (“PrivacyChoice”), a technology company based in the United States that has developed and provides privacy-related online services used by consumers and businesses. The results of operations from the acquired business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for PrivacyChoice was not material to the Company’s financial results and was therefore not included. The Company incurred acquisition-related transaction costs of $66 and nil for the years ended December 31, 2013 and 2014, respectively, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Intangible assets(1)	$3,480
Goodwill(2)	360

Total purchase consideration	$3,840

(1)	Intangible assets included developed technology of $1,380 and a non-compete agreement of $2,100, which are amortized over their estimated useful lives of five and three years respectively.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of PrivacyChoice technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$3,200
Deferred purchase consideration(3)	640

$3,840

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

At the time of acquisition the Company also entered into employment agreements with certain employees of PrivacyChoice. The employee agreements included an incentive compensation arrangement for these employees for up to a maximum of $2,560 of payments contingent upon these employees providing continued service to the Company and achieving certain technical milestones within twelve months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the years ended December 31, 2013 and 2014, respectively, the Company recorded compensation expenses of $1,600 and $960, respectively, which were included in research and development expenses.

Purchase of the business of LPI Level Platforms Inc.

On June 28, 2013, AVG Netherlands B.V. and AVG Technologies Canada Inc. acquired certain assets and liabilities from LPI Level Platforms Inc. (“LPI”), a remote monitoring and management software company based in Canada. The results of operations of the acquired LPI business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for LPI is not material to the Company’s financial results and therefore is not included. The Company incurred acquisition-related transaction costs of $302 and nil, for the years ended December 31, 2013 and 2014 respectively, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets	$1,001
Intangible assets(1)	19,310
Goodwill(2)	3,513
Deferred tax liability	(406)

Total purchase consideration	$23,418

(1)	Intangible assets included developed technology of $8,560 and customer relationships of $10,750, which are amortized over their estimated useful lives of five years.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of LPI’s technology with the Company’s existing solutions and LPI’s workforce.

Components of consideration:
Cash consideration paid	$20,130
Deferred purchase consideration(3)	3,288

$23,418

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

Purchase of the business of ASR Technologies AB

On September 2, 2013, AVG Netherlands B.V. acquired certain assets from Swedish company ASR Technologies AB, Alma Orucevic-Alagic and Amir Alagic (collectively “ASR”). The results of operations of the acquired ASR business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for ASR is not material to the Company’s financial results and therefore is not included. The Company incurred acquisition-related transaction costs of $45 and nil, for the years ended December 31, 2013 and 2014, respectively, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were provisionally determined as follows:

Intangible assets(1)	$2,341
Goodwill	—

Total purchase consideration	$2,341

(1)	Intangible assets included developed technology of $2,341 amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$1,491
Deferred purchase consideration(2)	850

$2,341

(2)	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.

At the time of acquisition the Company also engaged ASR to complete certain technical milestones. The acquisition agreement included an incentive compensation arrangement for ASR for up to a maximum of $459 of payments contingent upon achieving these technical milestones within nine months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the years ended December 31, 2013 and 2014, respectively, the Company recorded incentive compensation expenses of $204 and $255, respectively, which were included in research and development expenses.

2012 Acquisitions

Purchase of OpenInstall, Inc.

On January 13, 2012, AVG Technologies USA, Inc. acquired 100% of the outstanding shares of OpenInstall, Inc. (“OpenInstall”), a technology company based in the United States that provides a cloud-based software installation platform that allows for more efficient distribution of software products, provides related analytics and is complementary to the Company’s secure search, performance optimization and other software offerings. The results of operations from the acquired business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for OpenInstall was not material to the Company’s financial results and was therefore not included. In 2012, the Company recorded acquisition-related transaction costs of $468, which were included in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$41
Intangible assets(2)	3,265
Deferred tax liabilities	(1,216)
Goodwill(3)	3,559

Total purchase consideration	$5,649

(1)	Net assets included property and equipment of $19, and net working capital of $22. The cash acquired in the transaction totaled $102.
(2)	Intangible assets included developed technology of $3,200 and domain names of $65, which are amortized over their estimated useful lives of 5 and 8 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of OpenInstall technology with the Company’s existing solutions.

Components of consideration:
Cash consideration paid	$4,049
Deferred purchase consideration(4)	1,600

$5,649

(4)	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.

At the time of acquisition the Company also entered into employment agreements with certain employee shareholders of OpenInstall, which include an incentive compensation arrangement for up to a maximum of $22.5 million of payments contingent upon achieving certain profit targets over three years and a retention compensation of $2.5 million in cash over two years. Such payments are accounted for as compensation expense in the periods earned. During the financial year 2013, the Company recorded a total compensation expense of $685, as compared with $2,870 in 2012, which was included in research and development expenses.

Purchase of Crossloop, Inc.

On July 6, 2012, the Company acquired the assets of Crossloop, Inc. (“Crossloop”), a Delaware corporation engaged in the business of offering software applications for desktop sharing and connecting computer users with service providers. The results of operations from the acquired Crossloop business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Crossloop was not material to the Company’s financial results and was therefore not included. The Company recorded acquisition-related transaction costs of $147, which were included in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Intangible assets(1)	$600
Goodwill	—

Total purchase consideration	$600

(1)	Intangible assets included developed technology of $600, which is amortized over its estimated useful life of 5 years.

Components of consideration:
Cash consideration paid	$500
Cash consideration expected to be paid in earn-out payment(2)	100

$600

(2)	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions. During financial year 2013, the Company paid earn out payments classified as contingent consideration of $50. In addition, the Company revised its estimate regarding the expected earn out payment, which resulted in a release of $50 to general and administrative expenses.

Purchase of Avalanche

On October 1, 2012, AVG Technologies AU Pty Ltd and AVG Ecommerce CY Ltd entered into an asset purchase agreement to acquire certain assets and liabilities and the on-going distribution activities of the Company’s products in the Australian and Pacific region from AVG (AU/NZ) PTY LTD, Avalanche Technology Group Pty Ltd and Coreen Investments Pty Ltd (collectively “Avalanche”). The results of operations from the acquired Avalanche business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Avalanche was not material to the Company’s financial results and was therefore not included. The Company incurred acquisition-related transaction costs of $313, which were recorded in general and administrative expenses.

The net assets acquired in the transaction, and the goodwill arising from it, were determined as follows:

Net assets(1)	$672
Intangible assets(2)	3,974
Goodwill(3)	5,647

Total purchase consideration	$10,293

(1)	Net assets included property and equipment of $162, deferred tax assets of $644 and net working capital and other liabilities of $(134).
(2)	Intangible assets included customer list of $3,797, software of $21 and other intangible assets of $156, which are amortized over their estimated useful lives of 5, 3 and 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Avalanche distribution network.

Components of consideration:
Cash consideration paid	$7,450
Cash consideration expected to be paid in earn-out payment(4)	2,843

$10,293

(4)	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value at acquisition date of the performance earn-out was $2,843. During financial year 2013, the Company paid earn-out payments classified as contingent consideration of $2,250. In addition, the Company revised its estimate regarding the expected earn-out payment 2013 to the capped amount. This resulted in an additional charge of $532 in the year ended December 31, 2013.